SHORT-TERM AND LONG-TERM DEBT - Short-term debt narrative (Details) € in Millions, $ in Millions	Jun. 30, 2021 USD ($) facility	Jun. 30, 2021 EUR (€) facility	Dec. 31, 2020 USD ($)	Apr. 08, 2020 USD ($)	Apr. 08, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,044		$ 1,647
€300 million Bilateral term loan, due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 341	€ 300
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Number of facilities not extended | facility	1	1
Undrawn borrowing facilities	$ 300
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €		€ 1,500
Short-term bank loans and other credit facilities including commercial paper	$ 679